united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Stephanie Shearer

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2633

Date of fiscal year end: 4/30

Date of reporting period: 7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

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A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2019
Shares					Value
	CLOSED END FUND - 4.8%
100,000	Nuveen AMT-Free Municipal Credit Income Fund				$1,625,000
	TOTAL CLOSED END FUND
	(Cost - $1,495,640)

	EXCHANGE-TRADED FUNDS - 25.0%
	BROAD BASED - 7.2%
150,000	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF				2,434,500

	LARGE-CAP GROWTH FUNDS - 17.8%
20,000	ProShares UltraPro Dow30				2,110,200
30,000	ProShares UltraPro QQQ				1,968,000
35,000	ProShares UltraPro S&P 500				1,967,350
					6,045,550

	TOTAL EXCHANGE-TRADED FUNDS				8,480,050
	(Cost - $3,234,735)

	MUTUAL FUNDS - 38.7%
	DEBT FUND - 30.1%
1,015,352	Fidelity Conservative Income Bond Fund - Institutional Class				10,194,136

	INTERNATIONAL EQUITY - 8.6%
106,477	Tweedy Browne Global Value Fund				2,927,054

	TOTAL MUTUAL FUNDS				13,121,190
	(Cost - $12,799,326)

	SHORT-TERM INVESTMENT - 29.7%
	MONEY MARKET FUND - 29.7%
10,074,464	Dreyfus Government Cash Management Fund - Institutional Shares, 2.22%**				10,074,464
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $10,074,464)

Contracts ^	OPTIONS PURCHASED * - 1.8%	Exercise Price	Expiration Date	Notional Amount
	CALL OPTIONS PURCHASED - 1.6%
1,267	3D Systems Corp.	$20.00	January 2020	$2,534,000	14,571
1,000	3D Systems Corp.	30.00	January 2020	3,000,000	23,500
2,500	Arconic, Inc.	30.00	January 2020	7,500,000	122,500
2,000	General Electric Co.	15.00	January 2020	3,000,000	14,000
1,000	Pure Storage, Inc.	30.00	January 2020	3,000,000	2,000
3,000	Rite Aid Corp.	2.00	January 2020	600,000	4,500
633	Snap, Inc.	15.00	January 2020	949,500	219,651
500	Southwest Airlines Co.	60.00	January 2020	3,000,000	45,000
400	Twitter, Inc.	50.00	January 2020	2,000,000	92,800
	TOTAL CALL OPTIONS PURCHASED (Cost - $2,113,197)				538,522

	PUT OPTIONS PURCHASED - 0.2%
40	Tesla, Inc.	200.00	January 2020	800,000	62,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $117,614)

	TOTAL OPTIONS PURCHASED (Cost - $2,230,811)				600,522

	TOTAL INVESTMENTS -100.0%
	(Cost - $29,834,976)				$33,901,226
	OTHER ASSETS LESS LIABILITIES - (0.0) %				925
	NET ASSETS - 100.0%				$33,902,151

ETF -	Exchange-Traded Fund
*	Non-Income producing security.
**	Money Market Fund; interest rate reflects seven-day effective yield on July 31, 2019.
^	Each equity option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

The following is a summary of significant accounting policies followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -- As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including,  for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Closed-End Fund	$1,625,000	$-	$-	$1,625,000
Exchange-Traded Funds*	8,480,050	-	-	8,480,050
Mutual Funds*	13,121,190	-	-	13,121,190
Options Purchased	600,522	-	-	600,522
Short-Term Investment	10,074,464	-	-	10,074,464
Total	$33,901,226	$-	$-	$33,901,226
The Fund did not hold any Level 3 securities during the period.
* Please refer to the Portfolio of Investments for Industry Classification.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option. The amount of unrealized depreciation on option contracts subject to equity risk exposure at July 31, 2019 was $1,630,289.

Chadwick & D'Amato Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2019

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio.  If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The value of the derivative instruments outstanding as of July 31, 2019, as disclosed in the Portfolio of Investments and the amount in unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the Fund.

Exchange Traded Fund - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Fund - The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and their respective gross unrealized appreciation and depreciation at July 31, 2019, were as follows:
Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
$29,437,834	$6,382,523	$(1,919,131)	$4,463,392

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/26/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 9/26/19

By

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/26/19